Account Receivables, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Account Receivables, Net [Line Items]
Account Receivables, Net

Note 7 — Account Receivables, Net

The following tables summarizes the Company’s accounts receivable:

	September 30, 2023	December 31, 2022
Trade receivables	$3,024,314	$1,149,301
Interest receivable	53,951	31,227
Less: allowance for credit losses	(408,996)	(58,834)
Accounts receivable, net	$2,669,269	$1,121,694
Allowance for doubtful accounts:
Balance December 31, 2022	$(58,834)
Provision	(343,172)
Write-off	(6,990)
Recoveries	—
Balance at September 30, 2023	$(408,996)

Note 7 — Account Receivables, Net

The following tables summarizes the Company’s account receivables:

	As of December 31,
	2022	2021
Trade receivables	$1,180,528	$1,949,896
Less: allowance for doubtful accounts	(58,834)	(63,188)
Accounts receivable, net	$1,121,694	$1,886,708

Allowance for doubtful accounts:

Balance December 31, 2020	$—
Provision	—
Write-off	—
Recoveries	—
Balance December 31, 2021	$(63,188)
Provision	—
Write-off	4,354
Recoveries	—
Balance December 31, 2022	$(58,834)